Loans - Portfolio by Type and Class (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 1,810,842	$ 1,799,155	$ 1,404,275	$ 1,359,415
Loans held for sale	939	573
Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	1,596,153	1,560,731		1,336,017
Loans held for sale	939	573
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	214,689	238,424		23,398
Commercial & Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	744,380	788,410	675,812	681,290
Commercial & Industrial [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	724,871	759,810		674,621
Commercial & Industrial [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	19,509	28,600		6,669
Owner occupied commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	166,604	163,592	152,515	156,961
Owner occupied commercial real estate [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	152,034	148,197		153,507
Owner occupied commercial real estate [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	14,570	15,395		3,454
Commerical real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	367,071	339,006	310,379	267,011
Commerical real estate [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	338,709	308,521		254,838
Commerical real estate [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	28,362	30,485		12,173
Construction, land & land development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	273,125	240,666	152,327	140,067
Construction, land & land development [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	262,406	230,143		139,867
Construction, land & land development [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,719	10,523		200
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	249,591	257,066	107,408	106,362
Residential mortgage [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	111,163	107,275		105,888
Residential mortgage [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	138,428	149,791		474
Consumer and other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	10,071	10,415	$ 5,834	7,724
Consumer and other [Member] | Originated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	6,970	6,785		7,296
Consumer and other [Member] | Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for investment	$ 3,101	$ 3,630		$ 428